Disposal of Subsidiary (Details)	Jan. 24, 2024 USD ($)	Jan. 24, 2024 CNY (¥)	Apr. 30, 2024
Disposal of Subsidiary [Line Items]
Ownership total price | $	$ 6,000
Hangzhou Jiuyao to Mr Shuibo Zhang [Member]
Disposal of Subsidiary [Line Items]
Ownership total price | ¥		¥ 5,998
Hangzhou ZiTongChe Technology Co., Ltd. [Member]
Disposal of Subsidiary [Line Items]
Equity interest			100.00%
Hangzhou Jiuyao Bew Energy Automobile Technology Co., Ltd. [Member]
Disposal of Subsidiary [Line Items]
Equity interest			51.00%